General - Details of stock transfer from the company and subsidiaries as of incorporation (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Stock Transfer [Line Items]
Total number of issued shares	742,591,501	751,949,461
Woori bank
Disclosure Of Stock Transfer [Line Items]
Total number of issued shares	676,000,000
Exchange ratio per share	1.00%
Number of parent company's stocks	676,000,000
Woori FIS Co., Ltd.
Disclosure Of Stock Transfer [Line Items]
Total number of issued shares	4,900,000
Exchange ratio per share	0.29997%
Number of parent company's stocks	1,469,857
Woori Finance Research Institute Co., Ltd.
Disclosure Of Stock Transfer [Line Items]
Total number of issued shares	600,000
Exchange ratio per share	0.18882%
Number of parent company's stocks	113,289
Woori Credit Information Co., Ltd.
Disclosure Of Stock Transfer [Line Items]
Total number of issued shares	1,008,000
Exchange ratio per share	1.10373%
Number of parent company's stocks	1,112,559
Woori Fund Service Co., Ltd.
Disclosure Of Stock Transfer [Line Items]
Total number of issued shares	2,000,000
Exchange ratio per share	0.4709%
Number of parent company's stocks	941,806
Woori Private Equity Asset Management Co., Ltd.
Disclosure Of Stock Transfer [Line Items]
Total number of issued shares	6,000,000
Exchange ratio per share	0.0878%
Number of parent company's stocks	526,795